Note 16 - Employee Benefits Plan - Summary of Contributions to Multiemployer Pension Plans (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Total Contributions	$ 941,855	$ 917,299	$ 924,936
Retirement Plan Contribution in California [Member]
Total Contributions	492,430	564,047	603,516
Retirement Plan Contribution in Oregon [Member]
Total Contributions	232,971	207,735	196,825
Retirement Plan Contribution in Washington [Member]
Total Contributions	$ 216,454	$ 145,517	$ 124,595